Janus Henderson Venture Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares/Principal/ Contract Amounts	Value
Common Stocks – 98.7%
Aerospace & Defense – 1.3%
Loar Holdings Inc*	335,782	$24,817,647
Standardaero Inc*	606,593	15,019,243
		39,836,890
Automobiles – 0.3%
Thor Industries Inc	110,737	10,598,638
Banks – 1.4%
Bancorp Inc/The*	865,318	45,541,686
Biotechnology – 10.4%
89bio Inc*	784,756	6,136,792
Arcellx Inc*	146,654	11,246,895
Ascendis Pharma A/S (ADR)*	155,044	21,344,907
Avidity Biosciences Inc*	374,264	10,883,597
Biohaven Ltd*	530,545	19,815,856
Bridgebio Pharma Inc*	391,324	10,737,931
Centessa Pharmacuticals PLC (ADR)*	498,606	8,351,651
Crinetics Pharmaceuticals Inc*	289,510	14,802,646
Disc Medicine Inc*	103,421	6,556,891
Dyne Therapeutics Inc*	336,623	7,930,838
Halozyme Therapeutics Inc*	344,947	16,491,916
IDEAYA Biosciences Inc*	439,324	11,290,627
Insmed Inc*	356,080	24,583,763
Janux Therapeutics Inc*	196,026	10,495,232
Madrigal Pharmaceuticals Inc*	106,793	32,953,116
Mirum Pharmaceuticals Inc*	480,598	19,872,727
PTC Therapeutics Inc*	322,143	14,541,535
Revolution Medicines Inc*	428,205	18,729,687
Soleno Therapeutics Inc*	209,976	9,438,421
Travere Therapeutics Inc*	94,868	1,652,601
Vaxcyte Inc*	495,029	40,523,074
Xenon Pharmaceuticals Inc*	265,309	10,400,113
		328,780,816
Building Products – 2.7%
CSW Industrials Inc	79,626	28,092,053
Janus International Group Inc*	2,401,052	17,647,732
Zurn Water Solutions Corp	1,080,667	40,308,879
		86,048,664
Capital Markets – 1.7%
LPL Financial Holdings Inc	160,625	52,445,669
Chemicals – 3.3%
Innospec Inc	235,737	25,945,214
Perimeter Solutions Inc*	2,867,896	36,651,711
Sensient Technologies Corp	606,294	43,204,511
		105,801,436
Commercial Services & Supplies – 3.2%
Brady Corp	184,577	13,631,012
CECO Environmental Corp*	589,682	17,826,087
Montrose Environmental Group Inc*	628,017	11,649,715
MSA Safety Inc	91,996	15,250,177
Rentokil Initial PLC (ADR)	1,753,563	44,400,215
		102,757,206
Diversified Consumer Services – 2.6%
Stride Inc*	793,049	82,421,583
Diversified Financial Services – 5.6%
AvidXchange Holdings Inc*	1,969,661	20,366,295
Euronet Worldwide Inc*	359,191	36,939,202
Repay Holdings Corp*	2,331,247	17,787,415
Shift4 Payments Inc - Class A*	514,356	53,379,866
Walker & Dunlop Inc	179,129	17,413,130
WEX Inc*	172,438	30,231,830
		176,117,738
Diversified Telecommunication Services – 0.5%
AST SpaceMobile Inc*,#	704,364	14,862,080
Electrical Equipment – 1.0%
EnerSys	325,774	30,111,291

	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 3.8%
Bel Fuse Inc - Class B	272,788	$22,496,826
Cognex Corp	204,954	7,349,650
Napco Security Technologies Inc	653,046	23,222,316
Novanta Inc*	105,723	16,151,303
OSI Systems Inc*	300,689	50,344,359
		119,564,454
Energy Equipment & Services – 0.4%
Weatherford International PLC	197,039	14,113,904
Entertainment – 1.6%
Atlanta Braves Holdings Inc - Class C*	714,185	27,324,718
Manchester United PLC*,#	568,657	9,866,199
Vivid Seats Inc - Class A*	2,702,357	12,511,913
		49,702,830
Food & Staples Retailing – 1.2%
Casey's General Stores Inc	99,421	39,393,583
Food Products – 0.3%
Mama's Creations Inc*	1,374,566	10,941,545
Health Care Equipment & Supplies – 6.8%
Glaukos Corp*	323,609	48,521,933
Globus Medical Inc*	733,700	60,684,327
ICU Medical Inc*	229,230	35,569,619
Lantheus Holdings Inc*	410,223	36,698,550
Neogen Corp*	854,078	10,368,507
Paragon 28 Inc*	1,111,839	11,485,297
STERIS PLC	62,921	12,934,041
		216,262,274
Health Care Providers & Services – 1.4%
HealthEquity Inc*	223,971	21,490,017
NeoGenomics Inc*	1,308,339	21,561,427
		43,051,444
Health Care Technology – 1.8%
Doximity Inc - Class A*	511,428	27,305,141
Simulations Plus Inc	504,627	14,074,047
Waystar Holding Corp*	404,402	14,841,553
		56,220,741
Hotels, Restaurants & Leisure – 2.0%
Aramark	936,111	34,926,301
Monarch Casino & Resort Inc	361,945	28,557,461
		63,483,762
Household Durables – 0.8%
Dream Finders Homes Inc - Class A*	583,907	13,587,516
Lovesac Co*	548,078	12,967,525
		26,555,041
Insurance – 1.4%
BRP Group Inc - Class A*	485,215	18,806,933
RLI Corp	163,420	26,936,519
		45,743,452
Interactive Media & Services – 0.9%
Ziff Davis Inc*	509,344	27,677,753
Life Sciences Tools & Services – 1.5%
Bio-Techne Corp	271,307	19,542,243
Gerresheimer AG	63,299	4,654,285
ICON PLC*	77,482	16,248,750
OmniAb Inc*,#	2,155,696	7,631,164
OmniAb Inc - 12.5 Earnout*	104,942	215,719
OmniAb Inc - 15 Earnout*	104,942	188,654
		48,480,815
Machinery – 8.5%
Alamo Group Inc	148,361	27,581,793
ATS Corp*	869,881	26,532,793
Chart Industries Inc*	169,089	32,268,945
EnPro Industries Inc	167,275	28,846,574
Gates Industrial Corp PLC*	1,753,853	36,076,756
ITT Inc	245,117	35,022,317
Kornit Digital Ltd*	695,964	21,540,086
Nordson Corp	58,222	12,182,371
SPX Technologies Inc*	341,532	49,699,737
		269,751,372

	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Media – 0.4%
Ibotta Inc - Class A*	188,147	$12,244,607
Metals & Mining – 0.7%
Constellium SE*	2,176,093	22,348,475
Oil, Gas & Consumable Fuels – 1.3%
California Resources Corp	236,991	12,297,463
Magnolia Oil & Gas Corp	1,290,286	30,166,887
		42,464,350
Personal Products – 1.8%
BellRing Brands Inc*	475,584	35,830,499
Oddity Tech Ltd - Class A*	515,900	21,678,118
		57,508,617
Pharmaceuticals – 1.9%
Avadel Pharmaceuticals PLC*	1,479,718	15,551,836
Edgewise Therapeutics Inc*	188,255	5,026,409
Ligand Pharmaceuticals Inc*	285,845	30,628,292
Structure Therapeutics Inc (ADR)*,#	136,667	3,706,409
Verona Pharma PLC (ADR)*	127,635	5,927,369
		60,840,315
Professional Services – 9.9%
Alight Inc - Class A	4,373,514	30,264,717
Asure Software Inc*,£	1,611,271	15,162,060
Broadridge Financial Solutions Inc	211,925	47,914,123
CACI International Inc - Class A*	50,084	20,236,941
Clarivate Analytics PLC*	4,076,265	20,707,426
CRA International Inc	153,055	28,651,896
Innodata Inc*	633,542	25,037,580
Paylocity Holding Corp*	211,754	42,238,571
SS&C Technologies Holdings Inc	937,556	71,047,994
UL Solutions Inc - Class A	244,848	12,213,018
		313,474,326
Real Estate Management & Development – 1.2%
Colliers International Group Inc - Subordinate Voting Shares	134,136	18,238,472
FirstService Corp	102,475	18,550,024
		36,788,496
Road & Rail – 0.5%
AMERCO - Series N	265,909	17,031,471
Semiconductor & Semiconductor Equipment – 2.1%
Camtek Ltd	146,013	11,793,470
MACOM Technology Solutions Holdings Inc*	121,911	15,837,458
ON Semiconductor Corp*	380,098	23,965,179
PDF Solutions Inc*	596,085	16,141,982
		67,738,089
Software – 8.2%
Blackbaud Inc*	659,245	48,731,390
Computer Modelling Group Ltd	1,840,399	13,636,853
Consensus Cloud Solutions Inc*	743,990	17,751,601
Descartes Systems Group Inc/The*	585,286	66,538,463
Enfusion Inc - Class A*	1,494,929	15,397,769
Nice Ltd (ADR)*	176,969	30,056,415
Tyler Technologies Inc*	58,440	33,698,842
Vertex Inc - Class A*	620,618	33,109,970
		258,921,303
Specialty Retail – 1.6%
Valvoline Inc*	890,884	32,232,183
Williams-Sonoma Inc	97,183	17,996,348
		50,228,531
Trading Companies & Distributors – 2.7%
Beacon Roofing Supply Inc*	153,765	15,619,448
Core & Main Inc - Class A*	914,779	46,571,399
Xometry Inc - Class A*,#	531,912	22,691,366
		84,882,213
Total Common Stocks (cost $1,932,977,825)		3,130,737,460
Private Placements – 0.6%
Biotechnology – 0%
Claris Biotherapeutics Inc - Series A-3*,¢,§	5,023,916	481,155
Professional Services – 0.4%
Apartment List Inc*,¢,§	2,431,401	9,044,812
IntelyCare Inc*,¢,§	384,276	1,795,145
		10,839,957

	Shares/Principal/ Contract Amounts	Value
Private Placements – (continued)
Software – 0.2%
Loadsmart Inc - Series A*,¢,§	140,312	$1,768,647
Loadsmart Inc - Series D*,¢,§	399,891	5,040,666
		6,809,313
Total Private Placements (cost $33,770,090)		18,130,425
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $12,867,504)	12,864,931	12,867,504
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	7,108,983	7,108,983
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 1/2/25	$1,777,246	1,777,246
Total Investments Purchased with Cash Collateral from Securities Lending (cost $8,886,229)		8,886,229
OTC Purchased Options – Calls – 0% Counterparty/Reference Asset
Morgan Stanley & Co International PLC:
Travere Therapeutics Inc, Notional amount $2,991,014, premiums paid $717,706, unrealized depreciation $(67,910), exercise price $22.50, expires 3/20/26	1,717	649,796
Total Investments (total cost $1,989,219,354) – 100.0%		3,171,271,414
Cash, Receivables and Other Assets, net of Liabilities – 0%		1,057,290
Net Assets – 100%		$3,172,328,704

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,817,916,520	88.9%
Canada	143,496,605	4.5
Israel	85,068,089	2.7
United Kingdom	60,193,783	1.9
Netherlands	22,348,475	0.7
Denmark	21,344,907	0.7
Ireland	16,248,750	0.5
Germany	4,654,285	0.1
Total	$3,171,271,414	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Common Stocks - 0.5%
Professional Services - 0.5%
Asure Software Inc*
	$14,610,845	$-	$(28,876)	$(4,215)	$584,306	$15,162,060	1,611,271	$-
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	32,581,349	129,644,816	(149,358,661)	-	-	12,867,504	12,864,931	266,792
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	20,163,878	73,531,166	(86,586,061)	-	-	7,108,983	7,108,983	66,585 ∆
Total Affiliated Investments - 1.1%
	$67,356,072	$203,175,982	$(235,973,598)	$(4,215)	$584,306	$35,138,547	21,585,185	$333,377

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America National Association:
British Pound	1/9/25	19,960,000	$(26,397,890)	$(1,415,324)
Canadian Dollar	1/9/25	(10,149,000)	7,542,977	480,072
Euro	1/9/25	3,635,000	(3,797,150)	(31,393)
Euro	1/9/25	(918,000)	1,018,145	67,122
				(899,523)
Barclays Capital Inc:
British Pound	1/9/25	3,463,100	(4,593,697)	(259,171)
British Pound	1/9/25	(2,909,000)	3,735,631	94,634
Canadian Dollar	1/9/25	(17,076,900)	12,693,862	809,683
Euro	1/9/25	3,637,000	(3,791,535)	(23,706)
Euro	1/9/25	(1,545,500)	1,627,985	26,890
				648,330
Citibank National Association:
British Pound	1/9/25	(25,557,800)	33,865,639	1,876,689
Canadian Dollar	1/9/25	(42,278,900)	31,293,314	1,870,527
Euro	1/9/25	(1,591,000)	1,759,020	110,790
				3,858,006
Goldman Sachs & Co LLC:
British Pound	1/9/25	(3,248,000)	4,180,453	115,153
Canadian Dollar	1/9/25	3,365,000	(2,501,703)	(159,927)
Euro	1/9/25	(357,000)	396,136	26,295
				(18,479)
HSBC Securities (USA) Inc:
British Pound	1/9/25	(11,900,400)	15,790,786	895,869
Canadian Dollar	1/9/25	(43,366,700)	32,126,863	1,947,053
Euro	1/9/25	3,333,000	(3,483,701)	(30,808)
				2,812,114
JPMorgan Chase Bank National Association:
British Pound	1/9/25	(14,140,800)	18,759,409	1,060,337
Canadian Dollar	1/9/25	(43,151,500)	32,063,488	2,033,439
Euro	1/9/25	(3,798,000)	4,213,179	278,558
				3,372,334
Morgan Stanley & Co International PLC:
British Pound	1/9/25	9,601,000	(12,676,512)	(659,596)
British Pound	1/9/25	(1,013,000)	1,295,095	27,192
Canadian Dollar	1/9/25	17,821,000	(13,246,810)	(844,797)
Canadian Dollar	1/9/25	(11,658,000)	8,328,728	215,677
Euro	1/9/25	(5,365,000)	5,916,193	358,204
				(903,320)
State Street Bank and Trust Company:
British Pound	1/9/25	(20,693,000)	27,370,409	1,470,396
British Pound	1/9/25	1,040,000	(1,362,350)	(60,653)
Canadian Dollar	1/9/25	6,194,000	(4,310,521)	16
Canadian Dollar	1/9/25	5,295,000	(3,796,801)	(111,898)
Canadian Dollar	1/9/25	(21,306,500)	15,831,259	1,003,612
Euro	1/9/25	945,000	(1,024,958)	(45,964)
Euro	1/9/25	(1,347,000)	1,469,611	74,158
				2,329,667
Total				$11,199,129

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
JPMorgan Chase Bank National Association:
Ast Spacemobile Inc	479	50.00	USD	1/17/25	$(1,010,690)	$339,132	$338,379	$(753)
Ast Spacemobile Inc	426	40.00	USD	1/17/25	(898,860)	359,118	357,349	(1,769)
Ast Spacemobile Inc	1,435	45.00	USD	1/17/25	(3,027,850)	475,674	472,197	(3,476)
						(1,173,924)	1,167,925	(5,998)
Morgan Stanley & Co International PLC:
Ast Spacemobile Inc	328	45.00	USD	5/16/25	(692,080)	104,963	65,183	(39,781)
Total - Written Call Options						1,278,887	1,233,108	(45,779)
Total OTC Written Options						$1,278,887	$1,233,108	$(45,779)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$75,885,813
Average amounts sold - in USD	252,219,184
Options:
Average value of option contracts purchased	541,440
Average value of option contracts written	138,164

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2024 is $18,130,425, which represents 0.6% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$8,881,908	$9,044,812	0.3%
Claris Biotherapeutics Inc - Series A-3	12/28/23	4,811,555	481,155	0.0
IntelyCare Inc	3/29/22	9,412,879	1,795,145	0.1
Loadsmart Inc - Series A	1/4/22	2,665,928	1,768,647	0.0
Loadsmart Inc - Series D	1/4/22	7,997,820	5,040,666	0.2
Total		$33,770,090	$18,130,425	0.6%
The Fund has registration rights for certain restricted securities held as of December 31, 2024. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$43,422,157	$5,058,658	$-
All Other	3,082,256,645	-	-
Private Placements	-	-	18,130,425
Investment Companies	-	12,867,504	-
Investments Purchased with Cash Collateral from Securities Lending	-	8,886,229	-
OTC Purchased Options – Calls	-	649,796	-
Total Investments in Securities	$3,125,678,802	$27,462,187	$18,130,425
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	14,842,366	-
Total Assets	$3,125,678,802	$42,304,553	$18,130,425
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$3,643,237	$-
OTC Options Written, at Value	-	45,779	-
Total Liabilities	$-	$3,689,016	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of December 31, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70252 02-25